CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 433,893	$ 476,659	$ 313,564
Cost of sales	(401,363)	(455,508)	(279,686)
Gross profit	32,530	21,151	33,878
Other operating income	1,027	587	814
Selling, general and administrative expenses	(24,978)	(26,484)	(27,006)
Other operating expenses	(512)	(227)	(129)
Operating profit/(loss)	8,067	(4,973)	7,557
Finance costs	(1,650)	(1,251)	(744)
Finance income	120	123	320
Share of loss of associates	(1)	(1)	(1)
Exchange gain/(loss)	143	(4,425)	(579)
Other income	889	671	1,173
Other expense	(3)	(1)	(1)
Profit/(loss) before tax	7,565	(9,857)	7,725
Income tax (expense)/benefit	(2,808)	1,345	(4,016)
Profit/(loss) for the year	4,757	(8,512)	3,709
Attributable to:
Equity holders of the parent	3,874	(2,642)	(552)
Non-controlling interests	883	(5,870)	4,261
Profit/(loss) for the year	$ 4,757	$ (8,512)	$ 3,709
Earnings/(loss) per share
Basic earnings (loss) per share (USD per share)	$ 0.19	$ (0.19)	$ (0.04)
Diluted earnings (loss) per share (USD per share)	$ 0.19	$ (0.19)	$ (0.04)